Property and Equipment - Summary of Property and Equipment (Detail) - USD ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross		$ 127,863	$ 113,988
Less accumulated depreciation		(77,980)	(68,924)
Total property and equipment, net	$ 51,472	49,883	45,064
Pharmacy and lab equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross		68,635	60,506
Automobiles [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross		18,855	17,918
Computer equipment and software [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross		15,087	13,825
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross		17,345	14,043
Furniture, fixtures, and office equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross		$ 7,941	$ 7,696